Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)
Other comprehensive income (loss) components, net of income tax, are shown in the following table for the years ended December 31, 2017, 2016 and 2015.

Year ended December 31, (in thousands)	Changes in Pension Plan assets and benefit obligations	Unrealized gains and losses on available-for-sale securities	Total
Beginning balance at January 1, 2017	$(14,740)	$(3,005)	$(17,745)
Other comprehensive (loss) gain before reclassifications	(9,241)	1,261	(7,980)
Amounts reclassified from accumulated other comprehensive loss	455	(1,184)	(729)
Net current period other comprehensive (loss) income	(8,786)	77	(8,709)
Ending balance at December 31, 2017	$(23,526)	$(2,928)	$(26,454)

Beginning balance at January 1, 2016	$(15,351)	$(292)	$(15,643)
Other comprehensive gain (loss) before reclassifications	109	(2,713)	(2,604)
Amounts reclassified from accumulated other comprehensive loss	502	—	502
Net current period other comprehensive income (loss)	611	(2,713)	(2,102)
Ending balance at December 31, 2016	$(14,740)	$(3,005)	$(17,745)

Beginning balance at January 1, 2015	$(14,865)	$1,257	$(13,608)
Other comprehensive loss before reclassifications	(910)	(1,549)	(2,459)
Amounts reclassified from accumulated other comprehensive loss	424	—	424
Net current period other comprehensive loss	(486)	(1,549)	(2,035)
Ending balance at December 31, 2015	$(15,351)	$(292)	$(15,643)

The following table provides information concerning amounts reclassified out of accumulated other comprehensive loss for the years ended December 31, 2017, 2016 and 2015:

	Amount Reclassified from Accumulated Other Comprehensive Loss			Affected Line Item in the Consolidated Statement of Income
(In thousands)	2017	2016	2015
Amortization of defined benefit pension items
Amortization of prior service cost	$—	$—	$15	Employee benefits
Amortization of net loss	576	773	637	Employee benefits
Income before income taxes	576	773	652	Income before income taxes
Federal income taxes	121	271	228	Federal income taxes
Net of income tax	$455	$502	$424	Net of income tax

Unrealized gains & losses on available for sale securities
Gain on sale of investment securities	$(1,821)	$—	$—	Gain on sale of investment securities
Other than temporary impairment	—	—	—	Miscellaneous expense
Income before income taxes	(1,821)	—	—	Income before income taxes
Federal income taxes	(637)	—	—	Federal income taxes
Net of income tax	$(1,184)	$—	$—	Net of income tax